ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

As of December 31, 2022 and 2021, accrued expenses and other current liabilities consist of:

	As of December 31,
	2022	2021
Accrued expenses	$1,539,791	$390,138
Sundry payables	1,007,222	165,307
North West Parks Board	955,591	1,177,050
VAT	184,977	48,493
Other taxation payable	121,959	33,314
Derivative liability	—	250,000
	$3,809,540	$2,064,302